Mineral Rights - Excelsior Springs (Details Narrative) - USD ($)			3 Months Ended
	Jun. 09, 2022	Dec. 31, 2021	Jun. 30, 2022
Restructuring Cost and Reserve [Line Items]
Shares issued for acquisition, value	$ 35,000		$ 35,000
Nubian Resources [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued for acquisition, value		$ 5,850,000
Stock Issued During Period, Shares, Acquisitions		45,000,000